RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS [abstract]
Disclosure of related party transactions

32.      RELATED PARTY TRANSACTIONS

As disclosed in note 1, the Company is a subsidiary of CNOOC, which is a state-owned enterprise subject to the control of the State Council of the PRC. The State Council of the PRC directly and indirectly controls a significant number of state-owned entities and organizations.

Comprehensive framework agreement with CNOOC in respect of a range of products and services

As the Group is controlled by CNOOC, transactions with the CNOOC Group are disclosed as related party transactions. The connected transactions or continuing connected transactions defined in Chapter 14A of the Listing Rules in respect of items listed below also constitute related party transactions. The Company has complied with the disclosure requirements in accordance with Chapter 14A of the Listing Rules for continuing connected transactions listed below. The Company entered into a comprehensive framework agreement with CNOOC on November 1, 2019 for the provision (1) by the Group to the CNOOC Group and (2) by the CNOOC Group to the Group, of a range of products and services which may be required and requested from time to time by either party and/or its associates in respect of the continuing connected transactions. The term of the comprehensive framework agreement is for a period of three years from January 1, 2020. The continuing connected transactions under the comprehensive framework agreement and the relevant annual caps for the three years from January 1, 2020 were approved by the independent shareholders of the Company on November 21, 2019. The approved continuing connected transactions are as follows:

(1)          Provision of exploration, oil and gas development, oil and gas production as well as sales, management and ancillary services by the CNOOC Group to the Group:

(a)          Provision of exploration and support services

(b)         Provision of oil and gas development and support services

(c)          Provision of oil and gas production and support services

(d)         Provision of sales, management and ancillary services

(e)          Floating production, storage and offloading (“FPSO”) vessel leases

(2)          Provision of management, technical, facilities and ancillary services, including the supply of materials by the Group to the CNOOC Group; and

(3)          Sales of petroleum and natural gas products by the Group to the CNOOC Group:

(a)          Sales of petroleum and natural gas products (other than long-term sales of natural gas and liquefied natural gas); and

(b)         Long-term sales of natural gas and liquefied natural gas

Pricing principles

The basic pricing principle for the continuing connected transactions between the Group and the CNOOC Group is based on arm's length negotiations, on normal commercial terms or better and with reference to the prevailing local market conditions (including the volume of sales, the term of contracts, the volume of services, overall customer relationship and other market factors).

On the basis of the above basic pricing principle, each type of products or services must be charged in accordance with the following pricing mechanism and in the following sequential order:

(a)       government-prescribed prices; or

(b)       where there is no government-prescribed price, in accordance with market prices, including the local, national or international market prices.

The continuing connected transactions referred to in paragraph (1)(a)-(1)(b) above provided by the CNOOC Group to the Group and (3)(a)-(3)(b) above provided by the Group to the CNOOC Group, on the basis of the above pricing principle, are determined through arm's length negotiations based on market prices (as defined in the comprehensive framework agreement).

The continuing connected transactions referred to in paragraph (1)(c)-(1)(d) above provided by the CNOOC Group to the Group, on the basis of the above pricing principle, are based on government-prescribed price or market prices (as defined in the comprehensive framework agreement).

The continuing connected transactions referred to in paragraph (1)(e), on the basis of the above pricing principle, are unanimously determined with the CNOOC Group which provides the FPSO vessel leases after arm's length negotiation in accordance with normal commercial terms.

The continuing connected transactions referred to in paragraph (2) above provided by the Group to the CNOOC Group, on the basis of the above pricing principle, are determined through arm's length negotiation between both parties with reference to market price (as defined in the comprehensive framework agreement).

The following is a summary of significant related party transactions entered into in the ordinary course of business between the Group and its related parties during the year and the balances arising from related party transactions at the end of the year:

(i)     Provision of exploration, oil and gas development, oil and gas production as well as sales, management and ancillary services by the CNOOC Group to the Group

	2018	2019	2020

Provision of exploration and support services	7,378	10,284	8,536
- Inclusive of amounts capitalized under property, plant and equipment	3,803	6,369	5,962
Provision of oil and gas development and support services	24,061	31,723	36,776
Provision of oil and gas production and support services (note a)	9,284	9,414	9,726
Provision of sales, management and ancillary services (note b)	1,460	1,261	1,940
FPSO vessel leases (note c)*	1,213	1,236	1,249
	43,396	53,918	58,227

*    For the right-of-use assets recognized during this period from the lease agreements with CNOOC Group please refer to note 15.

(ii)    Provision of management, technical, facilities and ancillary services, including the supply of materials by the Group to the CNOOC Group

The Group did not enter into any transactions in the above category for the years ended December 31, 2018, 2019 or 2020.

(iii)  Sales of petroleum and natural gas products by the Group to the CNOOC Group

	2018	2019	2020

Sales of petroleum and natural gas products (other than long-term sales of natural gas and liquefied natural gas) (note d)	131,730	132,222	88,843
Long term sales of natural gas and liquefied natural gas (note e)	15,461	15,425	14,613
	147,191	147,647	103,456

(iv)      Transactions and balances with CNOOC Finance Corporation Limited ("CNOOC Finance") (note f)

(a)         Interest income received by the Group

	2018	2019	2020

Interest income from deposits in CNOOC Finance	391	333	303

(b)          Deposits balances made by the Group

	2019	2020

Deposits in CNOOC Finance	23,380	23,370

(v)      Balances with the CNOOC Group

	2019	2020

Amount due to CNOOC
- included in other payables and accrued liabilities	3	2
Amounts due to other related parties
- included in trade and accrued payables	20,318	23,097
- included in lease liabilities	5,327	4,767
	25,648	27,866

Amounts due from other related parties
– included in trade receivables	14,788	9,508
– included in other current assets	512	741
	15,300	10,249

(vi)      Balance with a joint venture

	2019	2020

Amount due from a joint venture
– included in other current assets	77	82

(vii)    Transactions and balances with other state-owned enterprises

The Group enters into extensive transactions covering sales of crude oil and natural gas, purchase of property, plant and equipment and other assets, receiving of services, and making deposits with state-owned enterprises, other than the CNOOC Group, in the normal course of business on terms comparable to those with other non-state-owned enterprises. The purchases of property, plant and equipment and other assets, and receipt of services from these state owned enterprises are individually not significant. The individually significant sales transactions with these state-owned enterprises are disclosed in note 37. In addition, the Group has certain of its cash in bank and time deposits with certain state-owned banks in the PRC as at December 31, 2020, as summarized below:

	2019	2020

Cash and cash equivalents	22,129	14,071
Time deposits with maturity over three months	221	21,844
Specified dismantlement fund accounts (note 20)	8,860	9,738
	31,210	45,653

Interest rates for the above time deposits and specified dismantlement fund accounts are at prevailing market rates.

(viii)   Key management personnel's remuneration

Key management personnel's remuneration is disclosed in note 9.

Notes:

a)      These represent the services for production operations, the provision of various facilities and ancillary services.

b)      These include sales, administration and management, management of oil and gas operations and integrated research services as well as other ancillary services relating to exploration, development, production and research activities of the Group. In addition, the CNOOC Group leased certain premises to the Group for use as office premises and staff quarters out of which they provided management services to certain properties.

c)      CNOOC Energy Technology & Services Limited leased FPSO vessels to the Group for use in oil production operations.

d)      The sales include crude oil, natural gas, condensate oil, liquefied petroleum gas to the CNOOC Group. Individual sales contracts were entered into from time to time between the Group and the CNOOC Group.

e)    It is the market practice for sales terms to be determined based on the estimated reserves and production profile of the relevant gas fields. The long term sales contracts usually last for 5 to 25 years.

f)    CNOOC Finance is a 31.8% owned associate of the Company and also a subsidiary of CNOOC. The financial services provided by CNOOC Finance to the Group also constitute continuing connected transactions defined in Chapter 14A of the Listing Rules and the Company has complied with the disclosure requirements in accordance with Chapter 14A of the Listing Rules for the continuing connected transactions. Under the financial services framework agreement with CNOOC Finance dated November 21, 2019, CNOOC Finance continues to provide to the Group settlement, depository, discounting, loans and entrustment loans services. The agreement is effective from January 1, 2020 to December 31, 2022. The depository services were exempted from independent shareholders’ approval requirements under the Listing Rules. On November 21, 2019, the Board approved to maintain the maximum daily outstanding balance of deposits and interest (excluding funds placed for the purpose of extending entrustment loans pursuant to the entrustment loan services) placed by the Group with CNOOC Finance for the period from January 1, 2020 to December 31, 2022 with the amount of RMB23,500 million. The Group’s actual maximum daily outstanding balance for deposits and interest stated in CNOOC Finance (excluding funds placed for the purpose of extending entrustment loans pursuant to the entrustment loan services) in 2020 did not exceed RMB23,500 million (2019: RMB23,500 million).